UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Ivory Investment Management LLC
Address:        200 Park Avenue, 39th Floor
                New York, NY 10166

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Curtis Macnguyen
Title:  Managing Member and Chief Investment Officer
Phone:  212-692-6362

Signature, Place, and Date of Signing:

    Curtis Macnguyen       New York, New York    February 6, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:   $130,907
                                          (in thousands)

List of Other Included Managers:          Ivory Opportunity Advisors, LLC
                                          Ivory Capital Advisors, LLC


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                                                     FORM 13F INFORMATION TABLE

                                TITLE                                  SHARES/   SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER        OF CLASS           CUSIP       VALUE     PRN AMT   PRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC                COM          037833100   6,321,875    425,000   SH        X                  425,000
AMERICAN PHYSICIANS CAPITAL       COM          028884104   1,850,031    111,700   SH        X                  111,700
3COM CORP                         COM          885535104   4,250,000    500,000   SH        X                  500,000
CYSIVE INC                        COM          23281T108   2,062,500    500,000   SH        X                  500,000
ESG RE LTD                        ORD          G31215109     921,875    500,000   SH        X                  500,000
FIRST AUSTRALIA PRIME INCOME      COM          318653102   1,750,532    433,300   SH        X                  433,300
INSIGNIA FINANCIAL GROUP INC.     COM          45767A105   6,828,125    575,000   SH        X                  575,000
IXL ENTERPRISES INC               COM          450718101   2,050,600  2,050,600   SH        X                2,050,600
GARTNER GROUP INC NEW - CL A      COM          366651107   2,676,510    387,900   SH        X                  387,900
GARTNER GROUP INC NEW CL B        COM          366651206   8,876,000  1,400,000   SH        X                1,400,000
KROGER CO                         COM          501044101   5,412,500    200,000   SH        X                  200,000
METRICOM INC                      COM          591596101   1,308,125    130,000   SH        X                  130,000
MIPS TECHNOLOGIES INC CL A        COM          604567107     680,531     25,500   SH        X                   25,500
MIPS TECHNOLOGIES INC CL B        COM          604567206   5,754,373    225,800   SH        X                  225,800
MOLEX INC-CL A                    COM          608554200   5,723,438    225,000   SH        X                  225,000
RESMED INC                        COM          761152107   1,993,750     50,000   SH        X                   50,000
REMEDY CORP                       COM          759548100   7,867,188    475,000   SH        X                  475,000
SECURITY CAPITAL US REALTY     SPONSORED ADR   814136206   8,801,125    389,000   SH        X                  389,000
STANDARD & POORS DEPOSITARY    UNIT SER 1      78462F103  13,118,750    100,000   SH        X                  100,000
TANNING TECHNOLOGY CORP           COM          87588P101     164,094     44,500   SH        X                   44,500
TELEPHONE & DATA SYSTEMS I        COM          879433100  17,937,000    199,300   SH        X                  199,300
TOMMY HILFIGER CORP-ORD           ORD          G8915Z102     981,250    100,000   SH        X                  100,000
VISTEON CORP                      COM          92839U107  13,800,000  1,200,000   SH        X                1,200,000
VENATOR GROUP INC                 COM          922944103   4,563,200    294,400   SH        X                  294,400
ZALE CORP NEW                     COM          988858106   5,213,813    179,400   SH        X                  179,400

                                                         130,907,185


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